FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCE LEASES
Summary of carrying amount in the financial position

	12/31/2022	12/31/2021
Right-of-use asset
Land and buildings	5,424,368	6,163,928
Lease liability
Current	960,674	1,604,291
Non-current	607,788	1,041,516
Total	1,568,462	2,645,807

Summary of amounts charged in the income statement

Items	12/31/2022
Right-of-use assets – Depreciation	1,914,585
Interest expenses on lease liabilities (Other operating expenses)	499,393

Summary of breakdown of financial lease receivables

Financial Lease Receivables	12/31/2022	12/31/2021
Up to 1 year	7,670,806	6,856,845
More than a year up to two years	6,865,284	5,763,027
From two to three years	4,676,715	4,381,479
From three to five years	2,805,005	2,656,452
More than five years	204,987	28,987
Total	22,222,797	19,686,790
Unearned financial income	(11,533,816)	(8,005,394)
Net investment in the lease	10,688,981	11,681,396

Summary of breakdown of operating lease receivables

Operating Lease Receivables	12/31/2022	12/31/2021
Up to 1 year	55,908	27,151
More than a year up to two years	74,929	17,925
From two to three years	27,138	-
Total	157,975	45,076